UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        10/28/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:  $      281,266
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
3M COMPANY                     COM            88579y101     3254  45325.277 SH       SOLE                   0      0  45325.277
ACTIVISION INC   COM NEW       COM            00507v109     1097      92212 SH       SOLE                   0      0      92212
AFLAC INC COM                  COM            001055102     1680  48065.367 SH       SOLE                   0      0  48065.367
AGCO CORP                      COM            001084102      421      12170 SH       SOLE                   0      0      12170
AMAZON COM INC COM             COM            023135106     4026      18618 SH       SOLE                   0      0      18618
AMETEK INC.                    COM            031100100      498      15105 SH       SOLE                   0      0      15105
APPLE COMPUTER INC             COM            037833100     6426      16851 SH       SOLE                   0      0      16851
ASHLAND INC                    COM            044209104      439       9945 SH       SOLE                   0      0       9945
ASPEN INSURANCE HLDG           COM            g05384105      434      18847 SH       SOLE                   0      0      18847
AT& T INC                      COM            00206r102    16718     586191 SH       SOLE                   0      0     586191
BOK FINANCIAL CORPORATION      COM            05561q201      572      12192 SH       SOLE                   0      0      12192
BORG WARNER INC COM            COM            099724106      534       8827 SH       SOLE                   0      0       8827
CERNER CORP COM                COM            156782104      913      13320 SH       SOLE                   0      0      13320
CISCO SYSTEMS INC    COM       COM            17275r102     2000 129057.717 SH       SOLE                   0      0 129057.717
CITRIX SYS INC COM             COM            177376100     2035      37325 SH       SOLE                   0      0      37325
CME GROUP INC COM              COM            12572q105     3402  13807.069 SH       SOLE                   0      0  13807.069
COGNEX CORP                    COM            192422103      213       7855 SH       SOLE                   0      0       7855
CROWN CASTLE INTL              COM            228227104      851      20913 SH       SOLE                   0      0      20913
DANAHER CORP DEL COM           COM            235851102     3284      78294 SH       SOLE                   0      0      78294
DARDEN RESTAURANTS INC COM     COM            237194105     3165  74025.582 SH       SOLE                   0      0  74025.582
DIAGEO P L C SPONSORED ADR     COM            25243q205     3319      43708 SH       SOLE                   0      0      43708
DOLLAR TREE INC.               COM            256746108      957      12742 SH       SOLE                   0      0      12742
DONALDSON CO. INC.             COM            257651109      641      11695 SH       SOLE                   0      0      11695
E M C CORP MASS COM            COM            268648102     4337     206640 SH       SOLE                   0      0     206640
EL PASO CORPORATION            COM            28336l109      775      44332 SH       SOLE                   0      0      44332
ENERGEN CORP COM               COM            29265N108      268       6557 SH       SOLE                   0      0       6557
FLOWSERVE CORP                 COM            34354p105      301       4071 SH       SOLE                   0      0       4071
FMC TECHS INC        COM       COM            30249u101      714      18979 SH       SOLE                   0      0      18979
GEN-PROBE INCORPORATED         COM            36866t103      723      12637 SH       SOLE                   0      0      12637
GENERAL ELECTRIC               COM            369604103     3309     217401 SH       SOLE                   0      0     217401
GT ADVANCED TECHNOLOGIES INC C COM            36191U106      225      32080 SH       SOLE                   0      0      32080
HOLOGIC INC.                   COM            436440101      448      29440 SH       SOLE                   0      0      29440
HOME DEPOT INC                 COM            437076102     4010 121994.906 SH       SOLE                   0      0 121994.906
IAC INTERACTIVECORP COM PAR $. COM            44919p508      697      17620 SH       SOLE                   0      0      17620
INFORMATICA CORPORATION        COM            45666Q102      732      17882 SH       SOLE                   0      0      17882
INTL BUSINESS MACHINES  CORP I COM            459200101     4839  27673.112 SH       SOLE                   0      0  27673.112
ISHARE DJ TEL SC INX           COM            464287713     3377 165643.306 SH       SOLE                   0      0 165643.306
ISHARES S&P AGGRESSIVE ALLOCAT COM            464289859      254       8353 SH       SOLE                   0      0       8353
ISHARES TR DJ US REAL EST      COM            464287739     1029      20345 SH       SOLE                   0      0      20345
ISHARES TR S&P 100 IDX FD      COM            464287101    10626 206607.112 SH       SOLE                   0      0 206607.112
J P MORGAN CHASE & CO COM      COM            46625H100     3262 108287.396 SH       SOLE                   0      0 108287.396
JOHNSON AND JOHNSON  COM       COM            478160104     3405  53459.391 SH       SOLE                   0      0  53459.391
MASTEC INC COM                 COM            576323109      701      39832 SH       SOLE                   0      0      39832
MEDICIS PHARMACEUTICAL CL A NE COM            584690309      420      11513 SH       SOLE                   0      0      11513
MENS WEARHOUSE INC             COM            587118100      616      23610 SH       SOLE                   0      0      23610
MICROS SYSTEMS INC             COM            594901100      577      13125 SH       SOLE                   0      0      13125
MIDCAP SPDR TR SER 1           COM            78467Y107    24912 175275.615 SH       SOLE                   0      0 175275.615
MORGAN STANLEY                 COM            617446448     1334  98710.264 SH       SOLE                   0      0  98710.264
NEW YORK CMNTY BANCORP         COM            649445103      284      23845 SH       SOLE                   0      0      23845
ORACLE CORP COM                COM            68389X105     4178 145359.254 SH       SOLE                   0      0 145359.254
PERRIGO COMPANY                COM            714290103      850       8757 SH       SOLE                   0      0       8757
POWER SHARES DYNAMIC OIL SERVI COM            73935x625     5670     350621 SH       SOLE                   0      0     350621
PRAXAIR INC                    COM            74005p104     3026   32371.16 SH       SOLE                   0      0   32371.16
PROCTER & GAMBLE CO            COM            742718109     4720  74712.891 SH       SOLE                   0      0  74712.891
QUALCOMM INC                   COM            747525103     3687   75815.16 SH       SOLE                   0      0   75815.16
RACKSPACE HOSTING              COM            750086100      745      21810 SH       SOLE                   0      0      21810
RAYMOND JAMES FINL INC COM     COM            754730109      449      17307 SH       SOLE                   0      0      17307
ROPER INDS INC NEW COM         COM            776696106      521       7554 SH       SOLE                   0      0       7554
SALESFORCE COM INC COM         COM            79466l302     2706      23678 SH       SOLE                   0      0      23678
SECTOR SPDR ENERGY             COM            81369y506     7600 129897.516 SH       SOLE                   0      0 129897.516

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
SECTOR SPDR UTILITIES          COM            81369y886     2700  80308.772 SH       SOLE                   0      0  80308.772
ST JUDE MEDICAL INC            COM            790849103     2838  78415.308 SH       SOLE                   0      0  78415.308
STANDARD&POORS DEP RCPT        COM            78462f103    25191 222633.066 SH       SOLE                   0      0 222633.066
STEEL DYNAMICS INC.            COM            858119100      322      32415 SH       SOLE                   0      0      32415
SVB FINANCIAL GROUP            COM            78486Q101      464      12547 SH       SOLE                   0      0      12547
TESLA MOTORS INC COM USD0.001  COM            88160R101      598      24507 SH       SOLE                   0      0      24507
TEXAS ROADHOUSE INC.           COM            882681109      502      37945 SH       SOLE                   0      0      37945
THERMO ELECTRON CORP COM       COM            883556102     3470      68520 SH       SOLE                   0      0      68520
UNITED HEALTHCARE CORP COM     COM            91324P102     3728  80830.227 SH       SOLE                   0      0  80830.227
UNITED PARCEL SERVICE CL B     COM            911312106     2446  38736.347 SH       SOLE                   0      0  38736.347
US BANCORP (NEW)               COM            902973304     5692 241813.622 SH       SOLE                   0      0 241813.622
USDSM ENERGY CO                COM            78454l100     5989      98744 SH       SOLE                   0      0      98744
VANGUARD MID-CAP ETF           COM            922908629      243       3730 SH       SOLE                   0      0       3730
VECTREN CORP COM               COM            92240G101      543      20054 SH       SOLE                   0      0      20054
VIACOM INC NEW      CL B       COM            92553p201      414      10687 SH       SOLE                   0      0      10687
VIACOM INC. CLASS A            COM            92553P102     1898      39249 SH       SOLE                   0      0      39249
WAL-MART STORES INC            COM            931142103     4142  79807.049 SH       SOLE                   0      0  79807.049
WELLS FARGO & CO DEL COM       COM            949746101     2065  85601.333 SH       SOLE                   0      0  85601.333
VANGUARD EMERGINGMKTS VIPERS   COM            922042858    23295 650145.078 SH       SOLE                   0      0 650145.078
ISHARES TRUST ISHARES BARCLAYS OTR            464288679    16425 148976.015 SH       SOLE                   0      0 148976.015
ISHARES S&P US PREFERRED STOCK PRF            464288687     9385     263538 SH       SOLE                   0      0     263538
SALIENT MLP AND ENERGY INFRAST PRF            79471T100      768      36289 SH       SOLE                   0      0      36289
TORTOISE ENERGY INFR COM       PRF            89147L100     4942     145645 SH       SOLE                   0      0     145645